Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2025	Oct. 01, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 13,107	$ 12,384
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	4,419	4,118	$ 1,800	$ 1,500
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	8,688	8,266
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,500	7,100
Capitalisation, intangible assets other than goodwill	3,000	2,500
Impairment loss recognised in profit or loss, intangible assets other than goodwill		400
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill		67
Amortisation, intangible assets other than goodwill	$ 2,400	$ 2,000